Staff costs (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee
Staff cost and number of employees
Wages and salaries | €	€ (100,250)	€ (99,708)	€ (107,794)
Social security costs | €	(15,742)	(16,748)	(19,109)
Pension costs | €	(5,581)	(5,583)	(4,906)
Costs related to subscription right plans | €	(36,628)	(62,003)	(52,131)
Other personnel costs | €	(6,682)	(9,670)	(6,535)
Total personnel costs | €	€ (164,883)	€ (193,712)	€ (190,475)
Number of employees | employee	646	724	772
Average number of employees | employee	634	695	877
Members of Executive Committee
Staff cost and number of employees
Average number of employees | employee	4	4	5
Research and development [Member]
Staff cost and number of employees
Average number of employees | employee	372	434	568
Commercial and medical affairs [Member]
Staff cost and number of employees
Average number of employees | employee	13	7	6
Corporate and support [Member]
Staff cost and number of employees
Average number of employees | employee	245	250	298